RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2025
Reconciliations Of Liabilities Arising From Financing Activities
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

25	RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	At beginning of year	New leases entered	Advance receipts	Repayments made	Discontinued operation and reclassification	Interest expenses	Exchange difference	At end of year
	USD	USD	USD	USD	USD	USD	USD	USD
2025
Bank borrowings	10,352,990	-	17,720,505	(21,732,687)	(1,567,467)	333,166	516,419	5,622,926
Other borrowings	1,130,141	-	3,331,307	(358,983)	(3,731,483)	71,681	(86,232)	356,431
Amounts due to an ultimate beneficial shareholder	13,442,674	-	845,805	(1,077,865)	(12,911,963)	18,999	(6,954)	310,696
Lease liabilities	583,445	-	-	(46,071)	(452,582)	3,898	5,087	93,777
	25,509,250	-	21,897,617	(23,215,606)	(18,663,495)	427,744	428,320	6,383,830

2024
Bank borrowings	12,819,230	-	31,774,854	(34,685,698)	-	707,746	(263,142)	10,352,990
Other borrowings	664,479	-	963,547	(528,681)	-	30,461	335	1,130,141
Amounts due to an ultimate beneficial shareholder	17,322,288	-	1,524,747	(5,482,537)*	-	73,102	5,074	13,442,674
Lease liabilities	198,268	447,141	-	(77,751)	-	19,955	(4,168)	583,445
	31,004,265	447,141	34,263,148	(40,774,667)	-	831,264	(261,901)	25,509,250

*	included receivables of $4,466,533 offsetting against the amount due to an ultimate beneficial shareholder